Note 6 - Vessels and Advances, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Balance, Vessel Cost at beginning of the period	$ 3,573,751
Balance, Accumulated Depreciation at beginning of the period	(1,141,921)
Balance, Net Book Value at beginning of the period	2,431,830
Depreciation	(52,262)
Vessel acquisitions, advances and other vessels' costs	48,609
Transfers and other movements, vessel cost	(284,454)
Transfers and other movements	149,526
Transfers and other movements, net book value	(134,928)
Balance, Vessel Cost at end of the period	3,337,906
Balance, Accumulated Depreciation at end of the period	(1,044,657)
Balance, Net Book Value at end of the period	$ 2,293,249